Share-Based Payment	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [text block] [Abstract]
SHARE-BASED PAYMENT

NOTE 11:- SHARE-BASED PAYMENT

a.	Option plans:

On November 23, 2014, the Company’s Board of Directors approved, subject to the approval of the shareholders, to create a new class of shares of the Company, Ordinary C shares, nominal value NIS 0.01 each and to classify 1,500,000 Ordinary shares for such class of shares, whereby 1,152,044 of such shares will be for the allocation to the Company’s employees under the new, amended 2014 Israel Share Option Plan (“2014 Plan”). The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which the options are exercised. The options vest primarily over three years. There are no cash settlement alternatives. On December 29, 2014, the Company’s shareholders meeting ratified and approved the aforesaid decisions.

On January 23, 2017, the Company’s Board of Directors approved the Company’s 2017 Share Incentive Plan (the “2017 Plan”), and the subsequent grant of options to the Company’s employees, officers and directors. Pursuant to the 2017 Plan, the Company initially reserved for issuance of 312,867 Ordinary shares, nominal value NIS 0.01 each. Contemporaneously, the Company’s Board of Directors approved the termination of the Company’s 2014 Plan and the extension of the exercise period of the outstanding options to Ordinary C shares to expire on January 2020 instead of January 2018. On February 28, 2017, the Company’s shareholders approved the 2017 Plan.

On June 26, 2017, and on December 28, 2017, the Company’s Board of Directors approved the reservation of additional 463,384 and 559,764 Ordinary shares, respectively, for issuance under the 2017 Plan (totaling, including previous plans, an aggregate of 1,338,015 Ordinary Shares).

On May 5, 2019, the Company’s Board of Directors approved to extend the exercise period of all of the 2014 Plan options to purchase Ordinary shares of the Company, and held by certain current employees and officers of the Company, such that the Options shall expire in January 2022 in lieu of January 2020.

The Company estimates the fair value of stock options granted using the Binominal option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term.

Expected volatility was calculated based upon the Company’s historical share price and historical volatilities of similar entities in the related sector index. The expected term of the options granted is derived from output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The following table lists the inputs to the Binomial option-pricing model used for the fair value measurement of equity-settled share options for the above plans for the years 2020, 2019 and 2018:

	Year ended December 31,
	2020	2019	2018

Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	74%-79%	78%-84%	93%-95%
Risk-free interest rate (%)	0.6-1.38	1.92-2.63	2.63-2.88

Based on the above inputs, the fair value of the options was determined at $2.65-$4.28 per option at the grant date.

b.	Movement during the year:

	2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		USD		USD

Outstanding at beginning of year	3,405,188	4.76	3,197,616	3.07
Granted	1,492,700	4.91	790,300	8.82
Expired	74,744	8.60	39,094	5.21
Exercised	652,143	1.00	480,878	0.27
Forfeited	278,287	7.94	62,756	6.16

Share options outstanding at end of year	3,892,714	5.15	3,405,188	4.76

Share options exercisable at end of year	2,161,439	4.45	1,865,572	2.68

c.	As of December 31, 2020, there are $3,776 of total unrecognized costs related to non-vested share-based compensation that are expected to be recognized over a period of up to four years.